Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
9.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Cost:
Buildings	75,092	75,092
Motor vehicles	11,185	9,269
Leasehold improvements	71,136	56,957
Equipment, fixture and furniture, and other fixed assets	49,823	48,453

Total cost	207,236	189,771

Less: Accumulated depreciation	60,345	63,102

Property and equipment, net	146,891	126,669

Depreciation expense recognized for the six months ended June 30, 2021 was RMB18,246.

As of December 31, 2020 and June 30, 2021, buildings with carrying value of RMB56,573 and RMB54,695 had been pledged for the purpose of obtaining bank facilities.